PROPERTY, FURNITURE AND EQUIPMENT, NET, Sale of Property (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment [abstract]
Proceeds from sales of land, building and property	S/ 5,373	S/ 11,457	S/ 22,956
Land and Buildings [Member]
Changes in property, plant and equipment [abstract]
Proceeds from sales of land, building and property	46,100	14,200
Cost of properties sold	S/ 33,800	S/ 7,900
Real Estate [Member]
Changes in property, plant and equipment [abstract]
Proceeds from sales of land, building and property			S/ 3,300